UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January  31, 2014

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.8%
	ARGENTINA – 1.8%
86,995	MercadoLibre, Inc.	$8,394,148

	BERMUDA – 3.8%
413,996	Lazard Ltd. - Class A	17,702,469

	CANADA – 8.6%
348,194	Canadian National Railway Co.	18,628,379
139,148	Canadian Pacific Railway Ltd.	21,078,139
		39,706,518
	CHINA – 7.8%
10,487,000	Sun Art Retail Group Ltd.	13,730,300
314,000	Tencent Holdings Ltd.	22,014,511
		35,744,811
	DENMARK – 10.7%
314,336	Chr Hansen Holding A/S	12,154,935
535,640	Novo Nordisk A/S - ADR	21,248,839
364,923	Novozymes A/S	15,769,417
		49,173,191
	FRANCE – 2.1%
55,548	LVMH Moet Hennessy Louis Vuitton S.A.	9,881,049

	IRELAND – 3.9%
264,690	Covidien PLC	18,062,446

	JAPAN – 5.7%
82,743	FANUC Corp.	13,409,299
236,130	Sysmex Corp.	12,996,659
		26,405,958
	MEXICO – 2.1%
4,005,498	Wal-Mart de Mexico S.A.B. de C.V.	9,583,964

	NETHERLANDS – 10.0%
209,189	ASML Holding N.V.	17,703,665
81,799	Core Laboratories N.V.	14,635,477
373,106	Sensata Technologies Holding N.V.*	13,969,089
		46,308,231
	PORTUGAL – 1.7%
446,595	Jeronimo Martins SGPS S.A.	7,634,938

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA – 1.7%
598,538	Shoprite Holdings Ltd.	$7,714,323

	SPAIN – 3.6%
112,864	Inditex S.A.	16,808,288

	SWEDEN – 3.5%
565,325	Svenska Cellulosa A.B. SCA - Class B	16,075,227

	SWITZERLAND – 11.7%
199,478	ACE Ltd.	18,713,031
241,960	Nestle S.A.	17,534,188
7,737	SGS S.A.	17,493,135
		53,740,354
	TAIWAN – 4.6%
1,261,929	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	21,351,839

	UNITED KINGDOM – 5.7%
247,606	ARM Holdings PLC - ADR	11,407,208
146,681	ASOS PLC*	15,046,341
		26,453,549
	UNITED STATES – 7.8%
396,141	Coca-Cola Enterprises, Inc.	17,148,944
120,138	Perrigo Co. PLC	18,700,681
		35,849,625
	TOTAL COMMON STOCKS (Cost $385,190,989)	446,590,928

	SHORT-TERM INVESTMENTS – 3.5%
16,248,643	Fidelity Institutional Money Market Fund, 0.03%1	16,248,643

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,248,643)	16,248,643

	TOTAL INVESTMENTS – 100.3% (Cost $401,439,632)	462,839,571
	Liabilities in Excess of Other Assets – (0.3)%	(1,309,748)

	TOTAL NET ASSETS – 100.0%	$461,529,823

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.3%
	ARGENTINA – 6.0%
2,245	Arcos Dorados Holdings, Inc. - Class A	$19,891
470	MercadoLibre, Inc.	45,350
		65,241
	BRAZIL – 7.6%
1,420	BRF S.A. - ADR	25,106
1,060	Embraer S.A. - ADR	32,531
2,000	Totvs S.A.	26,170
		83,807
	CHILE – 4.5%
1,230	Embotelladora Andina S.A. - ADR	27,417
898	Sociedad Quimica y Minera de Chile S.A. - ADR	22,369
		49,786
	CHINA – 20.9%
56,000	Anton Oilfield Services Group	35,737
43,620	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	51,415
36,100	Sun Art Retail Group Ltd.	47,265
840	Tencent Holdings Ltd.	58,892
4,875	Tsingtao Brewery Co., Ltd. - Class H	35,757
		229,066
	INDIA – 4.0%
1,051	Dr Reddy's Laboratories Ltd. - ADR	43,848

	INDONESIA – 8.4%
47,145	Bank Rakyat Indonesia Persero Tbk P.T.	32,218
192,500	Kalbe Farma Tbk P.T.	22,110
75,000	Tower Bersama Infrastructure Tbk P.T.*	38,062
		92,390
	MACAU – 5.0%
12,900	Wynn Macau Ltd.	54,789

	MEXICO – 7.6%
1,780	Grupo Televisa S.A.B. - ADR	51,727
13,400	Wal-Mart de Mexico S.A.B. de C.V.	32,062
		83,789
	NETHERLANDS – 4.7%
1,408	Yandex N.V. - Class A*	51,744

	PHILIPPINES – 2.6%
33,800	Puregold Price Club, Inc.	28,589

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PORTUGAL – 3.7%
2,395	Jeronimo Martins SGPS S.A.	$40,945

	SOUTH AFRICA – 2.8%
2,375	Shoprite Holdings Ltd.	30,610

	SOUTH KOREA – 2.6%
45	NAVER Corp.	28,393

	TAIWAN – 5.1%
3,295	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	55,751

	TURKEY – 1.8%
953	Coca-Cola Icecek A.S.	19,956

	UNITED STATES – 6.0%
223	PriceSmart, Inc.	20,271
670	Yum! Brands, Inc.	44,990
		65,261
	TOTAL COMMON STOCKS (Cost $1,092,185)	1,023,965

	SHORT-TERM INVESTMENTS – 11.3%
124,617	Fidelity Institutional Money Market Fund, 0.03%1	124,617

	TOTAL SHORT-TERM INVESTMENTS (Cost $124,617)	124,617

	TOTAL INVESTMENTS – 104.6% (Cost $1,216,802)	1,148,582
	Liabilities in Excess of Other Assets – (4.6)%	(50,131)

	TOTAL NET ASSETS – 100.0%	$1,098,451

ADR – American Depository Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 126.7%
	ARGENTINA – 2.1%
38	MercadoLibre, Inc.	$3,667

	CANADA – 3.8%
124	Canadian National Railway Co.	6,634

	CHINA – 11.1%
5,000	Sun Art Retail Group Ltd.	6,546
100	Tencent Holdings Ltd.	7,011
760	Tsingtao Brewery Co., Ltd. - Class H	5,575
		19,132
	DENMARK – 5.0%
215	Novo Nordisk A/S - ADR	8,529

	MEXICO – 2.3%
1,645	Wal-Mart de Mexico S.A.B. de C.V.	3,936

	NETHERLANDS – 6.7%
32	Core Laboratories N.V.	5,726
153	Sensata Technologies Holding N.V.*	5,728
		11,454
	SWITZERLAND – 14.6%
89	ACE Ltd.	8,349
106	Nestle S.A.	7,681
4	SGS S.A.	9,044
		25,074
	TAIWAN – 4.8%
487	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,240

	UNITED KINGDOM – 11.4%
141	ARM Holdings PLC - ADR	6,496
75	ASOS PLC*	7,693
135	Rotork PLC	5,457
		19,646
	UNITED STATES – 64.9%
50	3M Co.	6,410
43	Amazon.com, Inc.*	15,424
50	Celgene Corp.*	7,597
77	CME Group, Inc.	5,757
147	eBay, Inc.*	7,820
105	Express Scripts Holding Co.*	7,842

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
11	Google, Inc. - Class A*	$12,991
64	Monsanto Co.	6,819
128	NIKE, Inc. - Class B	9,325
67	Perrigo Co. PLC	10,429
95	Starbucks Corp.	6,756
293	TD Ameritrade Holding Corp.	9,156
80	Yum! Brands, Inc.	5,372
		111,698
	TOTAL COMMON STOCKS (Cost $201,041)	218,010

	SHORT-TERM INVESTMENTS – 5.7%
9,765	Fidelity Institutional Money Market Fund, 0.03%1	9,765

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,765)	9,765

	TOTAL INVESTMENTS – 132.4% (Cost $210,806)	227,775
	Liabilities in Excess of Other Assets – (32.4)%	(55,717)

	TOTAL NET ASSETS – 100.0%	$172,058

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares.  The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2014, gross unrealized appreciation and (depreciation) of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth	Emerging Markets	Global Growth
Cost of investments	$401,487,151	$1,216,802	$210,806

Gross unrealized appreciation	$74,012,784	$34,006	$21,552
Gross unrealized depreciation	(12,660,364)	(102,226)	(4,583)
Net unrealized appreciation (depreciation) on investments	$61,352,420	$(68,220)	$16,969

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ assets carried at fair value:

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

International Growth	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$8,394,148	$-	$-	$8,394,148
Bermuda	17,702,469	-	-	17,702,469
Canada	39,706,518	-	-	39,706,518
China	-	35,744,811	-	35,744,811
Denmark	21,248,839	27,924,352	-	49,173,191
France	-	9,881,049	-	9,881,049
Ireland	18,062,446	-	-	18,062,446
Japan	-	26,405,958	-	26,405,958
Mexico	9,583,964	-	-	9,583,964
Netherlands	46,308,231	-	-	46,308,231
Portugal	-	7,634,938	-	7,634,938
South Africa	-	7,714,323	-	7,714,323
Spain	-	16,808,288	-	16,808,288
Sweden	-	16,075,227	-	16,075,227
Switzerland	18,713,031	35,027,323	-	53,740,354
Taiwan	21,351,839	-	-	21,351,839
United Kingdom	11,407,208	15,046,341	-	26,453,549
United States	35,849,625	-	-	35,849,625
Short-Term Investments	16,248,643	-	-	16,248,643
Total Investments	$264,576,961	$198,262,610	$-	$462,839,571

Emerging Markets	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$65,241	$-	$-	$65,241
Brazil	57,637	26,170	-	83,807
Chile	49,786	-	-	49,786
China	-	229,066	-	229,066
India	43,848	-	-	43,848
Indonesia	-	92,390	-	92,390
Macau	-	54,789	-	54,789
Mexico	83,789	-	-	83,789
Netherlands	51,744	-	-	51,744
Philippines	-	28,589	-	28,589
Portugal	-	40,945	-	40,945
South Africa	-	30,610	-	30,610
South Korea	-	28,393	-	28,393
Taiwan	55,751	-	-	55,751
Turkey	-	19,956	-	19,956
United States	65,261	-	-	65,261
Short-Term Investments	124,617	-	-	124,617
Total Investments	$597,674	$550,908	$-	$1,148,582

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

Global Growth	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$3,667	$-	$-	$3,667
Canada	6,634	-	-	6,634
China	-	19,132	-	19,132
Denmark	8,529	-	-	8,529
Mexico	3,936	-	-	3,936
Netherlands	11,454	-	-	11,454
Switzerland	8,349	16,725	-	25,074
Taiwan	8,240	-	-	8,240
United Kingdom	6,496	13,150	-	19,646
United States	111,698	-	-	111,698
Short-Term Investments	9,765	-	-	9,765
Total Investments	$178,768	$49,007	$-	$227,775

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end for the Emerging Markets and Global Growth Funds.  The following is a reconciliation of transfers between Levels for the International Growth Fund from May 1, 2013 to January 31, 2014, represented by recognizing the January 31, 2014 market value of securities:

Transfers into Level 1	$-
Transfers out of Level 1	(157,331,034)
Net transfers in (out) of Level 1	$(157,331,034)

Transfers into Level 2	$157,331,034
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$157,331,034

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/31/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/14